Note 8 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
8.	Components of working capital accounts

	December 31,	December 31,
	2021	2020

Inventories
Work-in-progress	$109,419	$103,969
Finished goods	24,657	16,531
Supplies and other	27,311	21,479

	$161,387	$141,979

Accrued liabilities
Accrued payroll and benefits	$165,116	$160,795
Value appreciation plans	1,402	35
Customer advances	5,490	2,730
Other	114,396	87,632

	$286,404	$251,192